Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Wells unassigned to a reserve:
Balance at the beginning of the period	$ 20,016,146
Balances at the end of the period	31,466,484		$ 20,016,146
Wells unassigned to a reserve:
Wells unassigned to a reserve:
Balance at the beginning of the period	18,639,136	$ 21,435,160	21,435,160
Additions to construction in progress	22,076,678	15,622,899	25,377,983
Transfers against expenses	(6,004,297)	(11,663,560)	(12,565,711)
Transfers against fixed assets	(8,128,832)	(8,423,843)	(15,608,296)
Balances at the end of the period	$ 26,582,685	$ 16,970,656	$ 18,639,136